Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
HC Advisors Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 49.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in fixed income securities, including debt securities, mortgage-backed securities and high yield debt (“junk bonds”). The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
  Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
  Non-Diversification Risk – The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Equity Risks.    Investment in equity securities involves the following risks:
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.
  Real Estate Investing Risk.
  Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.
  Industry Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.
  Foreign Investment Risk.    Investment in foreign securities involves the following risks:
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Fixed Income Risk.    Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.
  High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
  Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:
  General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
  Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
  Other Risks
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li> Non-Diversification Risk – The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. </li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table<br/><br/>Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010 through December 31, 2012. Because the Portfolio’s HC Advisors Shares were redeemed in full on May 5, 2013 and no shares of the Portfolio’s HC Advisors Shares have since been sold, no performance information for 2013, 2014, 2015, 2016 and 2017 is shown in the bar chart (as the Portfolio was not active for a full calendar year in any of those years) or for the period from January 1, 2018 through September 30, 2018. The performance table shows the average annual total returns for the since inception period ended December 31, 2013 based on the actual one-year return and since inception annualized return calculated at April 30, 2013 and do not reflect the period of time when sales of shares and operations for the Portfolio’s HC Advisors Shares were active from May 1, 2013 through May 5, 2013. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index and includes index performance during the period when the Portfolio’s HC Advisors Shares were inactive. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010 through December 31, 2012.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th Qtr. 2011	15.07%
Worst quarter:	3rd Qtr. 2011	-14.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(for the periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Advisors Shares | The Real Estate Securities Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	$ 1,259
2011	rr_AnnualReturn2011	8.79%	[1]
2012	rr_AnnualReturn2012	17.80%	[1]
2013	rr_AnnualReturn2013		[1]
2014	rr_AnnualReturn2014		[1]
2015	rr_AnnualReturn2015		[1]
2016	rr_AnnualReturn2016		[1]
2017	rr_AnnualReturn2017		[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.48%)
One Year	rr_AverageAnnualReturnYear01		[2]
Five Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	23.07%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010	[2]
HC Advisors Shares | The Real Estate Securities Portfolio | – After Taxes on Distributions | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01		[2]
Five Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.71%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010	[2]
HC Advisors Shares | The Real Estate Securities Portfolio | – After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01		[2]
Five Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	18.77%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010	[2]
HC Advisors Shares | The Real Estate Securities Portfolio | Dow-Jones US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01		[2]
Five Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.10%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010	[2]
HC Advisors Shares | The Real Estate Securities Portfolio | Dow-Jones US Select Real Estate Securities Index (periods ended April 30, 2013)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01		[2]
Five Year	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	24.64%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010	[2]

[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30. No performance information is shown for 2013, 2014, 2015, 2016 and 2017 calendar years and for the period from January 1, 2018 through September 30, 2018 because the HC Advisors Shares of the Portfolio were inactive for each of those periods.
[2]	HC Advisors Shares’ returns are calculated at April 30, 2013 and do not reflect the period when the Portfolio was active from May 1, 2013 through May 5, 2013. No performance information is shown for the HC Advisors Shares’ and the Index’s one- and five-year returns shown in the table because the Portfolio was inactive for the 2017 calendar year. Index return since inception excludes performance during the period when the Portfolio’s HC Advisors Shares were inactive.
[3]	Represents annualized return from July 6, 2010 through April 30, 2013.